Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare		¥ 3,148,555		¥ 4,140,538
VAT and other taxes payable		5,462,014		2,068,359
Deposits payable		995,778		1,145,778
Due to insurance carriers		1,357,228		867,840
Other payables to suppliers	[1]	5,027,395		6,492,383
Accrued expenses and other liabilities		¥ 15,990,970	$ 2,200,431	¥ 14,714,898

[1]	Other payable mainly includes payable to suppliers for promotion service, daily operation, IPO service and other service.